Segmented Information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segmented Information	Segmented Information
Based on the primary products we produce and our development projects, we have five reportable segments that we report to our Chief Executive Officer — copper, zinc, steelmaking coal, energy and corporate. The corporate segment includes all of our initiatives in other commodities, our corporate growth activities, and groups that provide administrative, technical, financial and other support to all of our business units. Other operating income (expenses) include general and administration, exploration, research and innovation, and other operating income (expense). Sales between segments are carried out on terms that arm’s-length parties would use. Total assets does not include intra-group receivables between segments. Deferred tax assets have been allocated amongst segments.

(CAD$ in millions)	December 31, 2020
	Copper	Zinc	Steelmaking Coal	Energy	Corporate	Total
Segment revenues	$2,419	$3,164	$3,375	$454	$—	$9,412
Less intra-segment revenues	—	(464)	—	—	—	(464)
Revenues (Note 6(a))	2,419	2,700	3,375	454	—	8,948
Cost of sales	(1,560)	(2,177)	(3,098)	(780)	—	(7,615)
Gross profit (loss)	859	523	277	(326)	—	1,333
Asset impairments (Note 8(a))	—	—	—	(1,244)	—	(1,244)
Other operating expenses	(323)	(98)	(193)	(28)	(357)	(999)
Profit (loss) from operations	536	425	84	(1,598)	(357)	(910)
Net finance income (expense)	(151)	(44)	(56)	(26)	9	(268)
Non-operating income (expense)	38	(4)	13	—	(4)	43
Share of gain (loss) of associates and joint ventures	1	—	—	—	(2)	(1)
Profit (loss) before taxes	424	377	41	(1,624)	(354)	(1,136)

Capital expenditures	1,990	247	1,284	91	16	3,628
Goodwill	391	—	702	—	—	1,093
Total assets	14,546	4,006	17,266	2,658	2,802	41,278

(CAD$ in millions)	December 31, 2019
	Copper	Zinc	Steelmaking Coal	Energy	Corporate	Total
Segment revenues	$2,469	$3,487	$5,522	$975	$—	$12,453
Less intra-segment revenues	—	(519)	—	—	—	(519)
Revenues (Note 6(a))	2,469	2,968	5,522	975	—	11,934
Cost of sales	(1,852)	(2,367)	(3,410)	(965)	—	(8,594)
Gross profit	617	601	2,112	10	—	3,340
Asset impairments (Note 8(a))	(31)	—	(289)	(2,370)	—	(2,690)
Other operating expenses	(183)	(63)	(136)	(26)	(392)	(800)
Profit (loss) from operations	403	538	1,687	(2,386)	(392)	(150)
Net finance income (expense)	(119)	(47)	(60)	(27)	35	(218)
Non-operating income (expense)	50	(9)	(15)	(2)	(121)	(97)
Share of loss of associates and joint ventures	(2)	—	—	—	(1)	(3)
Profit (loss) before taxes	332	482	1,612	(2,415)	(479)	(468)

Capital expenditures	1,757	307	1,197	191	16	3,468
Goodwill	399	—	702	—	—	1,101
Total assets	12,740	3,904	16,032	3,916	2,758	39,350

The geographical distribution of our non-current assets, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2020	December 31, 2019
Canada	$22,410	$22,033
Chile	10,555	8,697
United States	1,710	1,567
Peru	1,483	1,499
Other	157	149
	$36,315	$33,945